Risk management - Summary of Reconciliation of Change in Fair Value of Financial Instruments Outstanding (Detail) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Equity Forward Contract		$ 28.7
Total fair value consists of the following:
Current asset portion		23.0	$ 8.4
Current liability portion		0.0	(1.3)
Non-current asset portion		8.7	0.0
Non-current liability portion		0.0	0.0
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of year		7.1	11.8
Oil		(3.3)	3.3
Natural gas		(0.2)	(8.5)
Equity	[1]	(0.6)	0.0
Electricity			0.5
Total fair value, end of year		$ 31.7	$ 7.1

[1]	Unrealized gain (loss) on equity forward contracts is included in share-based compensation expense.